Schedule of Future Minimum Rental Payments (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Text Block [Abstract]
Remainder of fiscal year ending June 30, 2023	$ 566
2024	2,335	$ 1,565
2025	1,913	1,612
2026	2,477	1,168
2027	2,551	1,710
2028	2,715	1,761
Thereafter	4,386	5,090
Total lease payments	16,943	12,906
Less: Present value discount	(3,891)	(3,264)
Total operating lease liability	13,052	9,642
Operating lease liabilities	1,385	871	$ 928
Operating lease liabilities, long-term	11,667	8,771	$ 7,370
Operating lease liabilities, Total	$ 13,052	$ 9,642
Weighted average remaining lease term (in years)	6 years 8 months 12 days	7 years 4 months 24 days
Weighted average discount rate	7.50%	7.50%